Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands			12 Months Ended
	Nov. 10, 2023	Nov. 01, 2021 USD ($)	Dec. 31, 2023 USD ($) security Segment shares	Dec. 31, 2022 USD ($) security
Product Information [Line Items]
Number of operating segments | Segment			1
Net sales			$ 315,362	$ 320,042
Cost of revenue			264,176	255,441
Accounts receivable, allowance for credit losses			80	82
Notes receivable, allowance for credit losses			2,558	0
Realized losses on investment securities			$ 238	$ 400
Number of debt securities in an unrealized loss position | security			13	24
Debt securities in an unrealized loss position			$ 4,263	$ 7,236
Debt securities in an unrealized loss position, great than one year			2,759	1,765
Unrealized losses			395	98
Impairment loss			$ 0	0
Change in fair value of liability, location			Other expense
Guaranteed Revenue Program, minimum term		28 months
Guaranteed Revenue Program, drawdown period		10 months
Customer deposit per aircraft		$ 1,250
Guaranteed revenue program deposits			$ 0	37,500
Fractional ownership, contractual term (up to)			5 years
Gain on aircraft sold			$ 13,905	15,333
Period for stockholder approval of equity incentive plan	12 months
Capitalized sales commissions			1,315	1,053
Contract acquisition costs, current			514	290
Contract acquisition costs, noncurrent			631	484
Amortization of contract costs			827	653
Advertising expense			6,013	3,242
Maximum
Product Information [Line Items]
Customer deposits			$ 500
Aircraft Engine
Product Information [Line Items]
Estimated Useful Life			7 years
Employee Stock
Product Information [Line Items]
Number of shares reserved for issuance (in shares) | shares			1,500,000
Shares purchased by employees (in shares) | shares			0
Revenue Benchmark | Customer Concentration Risk | One Customer
Product Information [Line Items]
Net sales			$ 67,985	$ 125,360
Concentration risk, percentage			22.00%	39.00%
Accounts Receivable | Customer Concentration Risk | One Customer
Product Information [Line Items]
Concentration risk, percentage			12.00%	91.00%
Accounts receivable, net			$ 341	$ 8,682
Cost of Revenue Benchmark | Supplier Concentration Risk | One Vendor
Product Information [Line Items]
Concentration risk, percentage			23.00%	16.00%
Cost of revenue			$ 60,909	$ 39,656